Convertible Promissory Notes (Details) - USD ($) $ in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Aug. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued (in shares)					4,245,330
Debt conversion, converted instrument, amount				$ 0	$ 28,144
Proceeds from loan	$ 2,700
Recoginition of beneficial conversion feature related to convertible notes				$ 1,629
Convertible Notes 2019 | Conversion Of 2019 Notes
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued (in shares)			19,711,869
Debt conversion, converted instrument, amount			$ 30,200
Adjustments to additional paid in capital discount on issuance			$ 2,100
Convertible Notes
Debt Instrument [Line Items]
Proceeds from loan	$ 1,100
Debt redemption price as percentage of qualified financing				85.00%
Convertible Notes | Series D Convertible Stock Warrants January 2020
Debt Instrument [Line Items]
Warrants issued				9,338,642
Warrant liabilities				$ 2,000
Convertible Notes | Series D Convertible Stock Warrants Q4 2020
Debt Instrument [Line Items]
Warrants issued				4,620,018
Warrant liabilities				$ 1,600
Recoginition of beneficial conversion feature related to convertible notes				1,600
Convertible Notes | Convertible Notes 2019
Debt Instrument [Line Items]
Proceeds from loan				65,500
Proceeds from related parties				$ 54,500
Fixed interest rate, annual				8.00%
Maturity date extension period				6 months
Debt issuance costs				$ 2,300
Expected life of notes				1 year
Warrant liabilities				$ 4,000
Fair value of convertible debt				36,500
Fair value of warrants				4,000
Fair value of preferred stock				71,400
Cash paid in exchange transaction				35,600
Carrying value of common and convertible preferred exchanged				87,300
Effect of exchange transaction				$ 11,000
Convertible Notes | Convertible Notes 2019 | Series D Convertible Stock Warrants 2019
Debt Instrument [Line Items]
Warrants issued				23,177,068
Convertible Notes | Convertible Notes January 2020
Debt Instrument [Line Items]
Proceeds from loan		$ 14,300
Proceeds from related parties		13,700
Maturity date extension period				6 months
Debt issuance costs		$ 200
Expected life of notes				6 months
Fair value of convertible debt				$ 15,400
Fair value of warrants				2,000
Fair value of preferred stock				29,800
Cash paid in exchange transaction				14,100
Carrying value of common and convertible preferred exchanged				40,400
Effect of exchange transaction				7,300
Deemed Dividend Adjustment				9,500	5,400
Embedded derivative liabilities				2,700	$ 400
Convertible Notes | Convertible Notes Q4 2020
Debt Instrument [Line Items]
Proceeds from loan				19,000
Proceeds from related parties				$ 7,900